UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02554
Name of Registrant: Vanguard Money Market Reserves
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: February 28
Date of reporting period: May 31, 2017
Item 1: Schedule of Investments

Vanguard Prime Money Market Fund

Schedule of Investments (unaudited)

As of May 31, 2017

				Face	Market
			Maturity	Amount	Value
		Yield1	Date	($000)	($000)
U.S. Government and Agency Obligations (22.2%)
2	Fannie Mae Discount Notes	0.750%	6/1/17	342	342
3	Federal Home Loan Bank Discount Notes	0.771%	6/15/17	302,877	302,786
	United States Treasury Bill	0.902%	8/10/17	800,000	798,600
	United States Treasury Bill	0.907%	8/17/17	1,827,600	1,824,062
	United States Treasury Bill	0.922%	8/24/17	2,000,000	1,995,707
	United States Treasury Bill	0.962%	8/31/17	500,000	498,787
	United States Treasury Bill	0.955%	10/12/17	2,000,000	1,992,981
	United States Treasury Bill	0.949%	10/19/17	600,000	597,795
	United States Treasury Bill	0.960%–0.965%	10/26/17	1,500,000	1,494,135
	United States Treasury Bill	0.975%–0.980%	11/2/17	2,490,000	2,479,636
	United States Treasury Bill	1.020%–1.021%	11/9/17	2,000,000	1,990,920
	United States Treasury Bill	1.025%	11/16/17	1,591,090	1,583,516
	United States Treasury Bill	1.056%	11/24/17	2,500,000	2,487,167
	United States Treasury Bill	1.066%	11/30/17	2,000,000	1,989,282
4	United States Treasury Floating Rate Note	1.132%	10/31/18	1,500,000	1,500,021
Total U.S. Government and Agency Obligations (Cost $21,535,737)					21,535,737
Commercial Paper (31.7%)
Bank Holding Company (0.8%)
5	ABN Amro Funding USA LLC	1.125%	6/22/17	19,750	19,737
5	ABN Amro Funding USA LLC	1.205%	7/17/17	41,750	41,686
5	ABN Amro Funding USA LLC	1.215%	8/1/17	40,700	40,617
5	ABN Amro Funding USA LLC	1.205%	8/3/17	26,250	26,195
5	ABN Amro Funding USA LLC	1.205%	8/4/17	65,000	64,861
5	ABN Amro Funding USA LLC	1.153%	8/9/17	140,750	140,440
5	ABN Amro Funding USA LLC	1.205%	8/15/17	32,500	32,419
5	ABN Amro Funding USA LLC	1.195%	8/17/17	85,750	85,532
5	ABN Amro Funding USA LLC	1.215%	8/28/17	49,250	49,104
5	ABN Amro Funding USA LLC	1.235%	9/15/17	119,500	119,067
5	ABN Amro Funding USA LLC	1.225%	9/21/17	173,250	172,592
					792,250
Finance—Auto (0.8%)
	American Honda Finance Corp.	1.053%	7/21/17	57,000	56,917
5	BMW US Capital LLC	0.913%	6/28/17	23,750	23,733
	Toyota Motor Credit Corp.	1.024%	6/27/17	102,000	101,925
4	Toyota Motor Credit Corp.	1.490%	7/3/17	40,000	40,000
	Toyota Motor Credit Corp.	1.175%	7/17/17	32,750	32,701
4	Toyota Motor Credit Corp.	1.425%	8/25/17	82,500	82,500
4	Toyota Motor Credit Corp.	1.409%	9/14/17	155,000	155,000
4	Toyota Motor Credit Corp.	1.409%	9/15/17	131,000	131,000
4	Toyota Motor Credit Corp.	1.389%	10/6/17	69,500	69,500
4	Toyota Motor Credit Corp.	1.389%	10/10/17	52,250	52,250
					745,526
Finance—Other (0.1%)
	GE Capital Treasury Services US LLC	1.147%	9/13/17	100,000	99,671

Foreign Banks (26.6%)
4,5 Australia & New Zealand Banking Group Ltd.		1.143%	9/7/17	337,250	337,250
4,5 Australia & New Zealand Banking Group Ltd.		1.129%	9/12/17	113,750	113,734
5	Australia & New Zealand Banking Group Ltd.	1.197%	10/12/17	150,000	149,341

4,5 Bank of Nova Scotia		1.363%	6/6/17	405,000	405,000
4,5 Bank of Nova Scotia		1.403%	7/26/17	650,000	650,000
5	Bank of Nova Scotia	1.207%	10/5/17	194,000	193,185
5	Bank of Nova Scotia	1.228%	10/10/17	257,750	256,606
4,5 Bank of Nova Scotia		1.207%	10/23/17	163,000	163,000
4,5 Bank of Nova Scotia		1.164%	11/10/17	258,000	258,000
4,5 Bank of Nova Scotia		1.089%	11/20/17	151,500	151,500
4,5 Bank of Nova Scotia		1.134%	12/22/17	156,000	156,000
4,5 Canadian Imperial Bank of Commerce		1.479%	7/24/17	1,345,000	1,345,000
5	Canadian Imperial Bank of Commerce	1.228%	9/28/17	485,500	483,542
4,5 Commonwealth Bank of Australia		1.660%	6/20/17	250,000	250,000
4,5 Commonwealth Bank of Australia		1.660%	6/21/17	206,000	206,000
4,5 Commonwealth Bank of Australia		1.484%	6/30/17	247,750	247,750
4,5 Commonwealth Bank of Australia		1.664%	6/30/17	165,750	165,750
4,5 Commonwealth Bank of Australia		1.470%	8/1/17	297,250	297,250
4,5 Commonwealth Bank of Australia		1.472%	8/3/17	242,000	242,000
4,5 Commonwealth Bank of Australia		1.724%	9/25/17	134,250	134,250
4,5 Commonwealth Bank of Australia		1.521%	1/12/18	75,000	75,000
4,5 Commonwealth Bank of Australia		1.465%	1/25/18	248,000	248,000
4,5 Commonwealth Bank of Australia		1.465%	1/29/18	182,000	182,000
4,5 Commonwealth Bank of Australia		1.393%	2/26/18	63,000	63,000
4,5 Commonwealth Bank of Australia		1.335%	3/1/18	100,000	100,000
4,5 Commonwealth Bank of Australia		1.335%	3/2/18	350,000	349,985
4,5 Commonwealth Bank of Australia		1.201%	5/11/18	100,000	100,000
4,5 Commonwealth Bank of Australia		1.233%	5/17/18	148,000	148,000
4,5 Commonwealth Bank of Australia		1.217%	5/18/18	99,000	99,000
	Credit Agricole Corporate and Investment Bank
	(New York Branch)	0.830%	6/1/17	1,938,000	1,938,000
5	Danske Corp.	1.033%	6/1/17	250,200	250,200
5	Danske Corp.	1.084%	6/16/17	175,742	175,663
5	Danske Corp.	1.084%	6/19/17	21,000	20,989
5	Danske Corp.	1.115%–1.125%	7/5/17	84,340	84,251
5	Danske Corp.	1.190%	8/9/17	65,000	64,852
5	Danske Corp.	1.194%	9/5/17	50,500	50,340
5	Danske Corp.	1.194%	9/6/17	205,500	204,841
5	Danske Corp.	1.194%	9/7/17	56,970	56,785
5	DNB Bank ASA	1.073%	6/16/17	323,000	322,856
5	DNB Bank ASA	1.073%	6/19/17	152,000	151,919
5	DNB Bank ASA	1.023%	6/27/17	500,000	499,632
5	DNB Bank ASA	1.165%	9/15/17	250,000	249,146
5	DNB Bank ASA	1.165%	9/18/17	250,000	249,122
4,5 DNB Bank ASA		1.082%	11/16/17	475,000	475,000
4,5 HSBC Bank plc		1.260%	12/20/17	305,500	305,500
4,5 HSBC Bank plc		1.334%	3/19/18	160,750	160,750
4,5 HSBC Bank plc		1.259%	4/24/18	110,000	110,000
4,5 HSBC Bank plc		1.254%	4/25/18	63,000	63,000
	ING US Funding LLC	1.225%	9/21/17	495,000	493,121
	ING US Funding LLC	1.225%	9/22/17	500,000	498,085
	Lloyds Bank plc	1.064%	6/13/17	99,000	98,965
5	National Australia Bank Ltd.	0.830%	6/1/17	228,000	228,000
4,5 National Australia Bank Ltd.		1.584%	6/16/17	250,000	250,000
4,5 National Australia Bank Ltd.		1.423%	8/4/17	170,250	170,250
4,5 National Australia Bank Ltd.		1.443%	9/8/17	600,000	600,000
4,5 National Australia Bank Ltd.		1.285%	11/28/17	484,000	484,000
4,5 National Australia Bank Ltd.		1.165%	1/3/18	283,000	283,000
	Natixis (New York Branch)	0.920%	6/7/17	89,000	88,986
5	Nordea Bank AB	1.187%	7/24/17	42,300	42,227

5	Nordea Bank AB	1.192%	9/13/17	500,000	498,288
5	Nordea Bank AB	1.182%	9/20/17	500,000	498,189
5	Nordea Bank AB	1.182%	10/4/17	550,000	547,756
5	Nordea Bank AB	1.279%	12/4/17	47,350	47,039
5	Societe Generale SA	0.880%	6/1/17	718,000	718,000
5	Societe Generale SA	0.890%	6/7/17	1,219,000	1,218,819
5	Svenska Handelsbanken AB	1.270%	11/28/17	445,750	442,942
5	Svenska Handelsbanken AB	1.270%	11/29/17	385,250	382,809
	Swedbank AB	1.008%	6/12/17	197,000	196,940
	Swedbank AB	1.008%	6/13/17	197,000	196,934
	Swedbank AB	1.003%–1.013%	6/14/17	110,300	110,260
	Swedbank AB	1.003%	6/16/17	133,400	133,344
	Swedbank AB	1.013%	6/19/17	165,000	164,917
	Swedbank AB	1.013%	6/20/17	175,000	174,907
	Swedbank AB	1.013%	6/21/17	170,000	169,905
	Swedbank AB	1.008%	6/22/17	33,300	33,281
	Swedbank AB	1.177%	7/26/17	200,000	199,643
	Swedbank AB	1.177%	7/27/17	190,000	189,654
	Swedbank AB	1.177%	7/28/17	110,000	109,796
	Swedbank AB	1.164%	8/28/17	170,200	169,717
	Swedbank AB	1.164%	8/29/17	200,000	199,426
	Swedbank AB	1.180%	9/11/17	200,000	199,334
	Swedbank AB	1.180%	9/12/17	180,000	179,395
	Swedbank AB	1.180%	9/13/17	163,000	162,447
	Swedbank AB	1.180%	9/14/17	163,000	162,441
	Swedbank AB	1.180%	9/15/17	163,000	162,436
4,5 Westpac Banking Corp.		1.724%	9/28/17	150,000	150,000
4,5 Westpac Banking Corp.		1.550%	9/29/17	100,000	100,000
4,5 Westpac Banking Corp.		1.550%	10/6/17	200,000	200,000
4,5 Westpac Banking Corp.		1.643%	10/6/17	198,000	198,000
4,5 Westpac Banking Corp.		1.509%	12/14/17	355,000	355,000
4,5 Westpac Banking Corp.		1.513%	1/8/18	200,000	200,000
4,5 Westpac Banking Corp.		1.445%	2/2/18	600,000	600,000
4,5 Westpac Banking Corp.		1.335%	3/1/18	198,000	198,000
4,5 Westpac Banking Corp.		1.225%	5/25/18	312,000	312,000
					25,821,242
Foreign Governments (2.0%)
5	CDP Financial Inc.	1.206%	6/8/17	23,750	23,744
5	CDP Financial Inc.	1.257%	6/30/17	48,450	48,401
5	CDP Financial Inc.	1.204%	7/6/17	14,000	13,984
5	CDP Financial Inc.	1.309%	7/12/17	58,500	58,413
5	CDP Financial Inc.	1.309%	7/13/17	70,750	70,643
5	CDP Financial Inc.	1.235%	7/17/17	36,000	35,943
5	CDP Financial Inc.	1.154%	7/24/17	19,500	19,467
5	CDP Financial Inc.	1.196%	8/4/17	38,750	38,668
5	CDP Financial Inc.	1.359%	9/27/17	29,000	28,872
5	CDP Financial Inc.	1.369%	10/2/17	57,000	56,735
5	CDP Financial Inc.	1.349%	10/5/17	22,500	22,394
6	CPPIB Capital Inc.	0.867%	6/21/17	300,000	299,856
	Export Development Canada	1.003%	6/15/17	48,250	48,231
5	Ontario Teachers' Finance Trust	1.103%	6/23/17	19,715	19,702
4,5 Ontario Teachers' Finance Trust		1.414%	7/27/17	66,500	66,500
4,5 Ontario Teachers' Finance Trust		1.445%	8/3/17	99,000	99,000
5	Ontario Teachers' Finance Trust	1.269%	8/21/17	49,500	49,360
5	Ontario Teachers' Finance Trust	1.310%	8/24/17	49,500	49,350
5	Ontario Teachers' Finance Trust	1.308%	9/6/17	14,830	14,778
5	Ontario Teachers' Finance Trust	1.308%	9/15/17	15,000	14,943

5	Ontario Teachers' Finance Trust	1.259%	9/18/17	49,500	49,313
5	Ontario Teachers' Finance Trust	1.308%	9/21/17	20,000	19,919
4,5 Ontario Teachers' Finance Trust		1.209%	10/13/17	100,250	100,250
5	Ontario Teachers' Finance Trust	1.361%	10/27/17	65,500	65,137
5	Ontario Teachers' Finance Trust	1.361%	11/13/17	39,000	38,759
5	Ontario Teachers' Finance Trust	1.361%	11/16/17	16,250	16,148
5	Ontario Teachers' Finance Trust	1.341%	11/27/17	24,800	24,636
5	Province of Quebec	0.830%	6/6/17	156,000	155,982
6	PSP Capital Inc.	1.013%	6/1/17	37,525	37,525
6	PSP Capital Inc.	0.963%	6/20/17	24,750	24,737
6	PSP Capital Inc.	0.953%–0.963%	6/23/17	73,750	73,707
6	PSP Capital Inc.	0.943%	6/30/17	51,250	51,211
6	PSP Capital Inc.	1.187%–1.207%	10/10/17	80,750	80,401
6	PSP Capital Inc.	1.207%	10/12/17	29,000	28,871
4,6 PSP Capital Inc.		1.099%	10/18/17	84,500	84,500
					1,930,080
Foreign Industrial (1.1%)
	Nestle Finance International Ltd.	0.893%	6/22/17	249,750	249,621
	Nestle Finance International Ltd.	1.003%	7/3/17	100,000	99,911
5	Total Capital Canada Ltd.	1.028%	6/20/17	319,500	319,327
5	Total Capital Canada Ltd.	1.023%	6/21/17	142,300	142,220
5	Total Capital Canada Ltd.	1.053%	7/13/17	13,613	13,596
5	Total Capital Canada Ltd.	1.053%	7/18/17	205,000	204,719
	Toyota Credit Canada Inc.	1.124%	8/8/17	49,500	49,395
	Toyota Credit Canada Inc.	1.187%	8/14/17	35,000	34,915
					1,113,704
Industrial (0.3%)
5	Henkel of America Inc.	1.133%	6/12/17	16,250	16,244
5	Henkel of America Inc.	1.184%	6/19/17	45,400	45,373
5	Henkel of America Inc.	1.174%	6/20/17	59,250	59,214
5	Henkel of America Inc.	1.143%	6/21/17	43,900	43,872
5	Henkel of America Inc.	1.103%	6/22/17	44,500	44,472
5	Henkel of America Inc.	1.093%	6/23/17	32,750	32,728
5	Henkel of America Inc.	1.093%	6/26/17	40,750	40,719
					282,622
Total Commercial Paper (Cost $30,785,095)					30,785,095
Certificates of Deposit (38.0%)
Domestic Banks (7.9%)
	Citibank NA	1.220%	8/7/17	127,750	127,750
	Citibank NA	1.280%	8/17/17	112,500	112,500
	Citibank NA	1.260%	8/21/17	159,750	159,750
	Citibank NA	1.260%	8/22/17	138,750	138,750
	Citibank NA	1.260%	8/23/17	127,750	127,750
	Citibank NA	1.260%	8/24/17	127,750	127,750
4	Citibank NA	1.234%	8/30/17	269,250	269,250
	Citibank NA	1.180%	9/7/17	224,000	224,000
	Citibank NA	1.180%	9/8/17	224,000	224,000
	Citibank NA	1.180%	9/11/17	191,000	191,000
	Citibank NA	1.210%	9/20/17	74,000	74,000
	Citibank NA	1.210%	9/21/17	148,500	148,500
	Citibank NA	1.270%	11/6/17	302,500	302,500
	Citibank NA	1.290%	11/10/17	49,000	49,000
4	HSBC Bank USA NA	1.462%	6/5/17	170,250	170,250
4	HSBC Bank USA NA	1.375%	9/1/17	407,000	407,000
	HSBC Bank USA NA	1.415%	9/19/17	31,500	31,515
4	HSBC Bank USA NA	1.215%	10/2/17	200,000	200,000

4 HSBC Bank USA NA	1.355%	3/2/18	67,250	67,250
4 HSBC Bank USA NA	1.353%	3/6/18	101,250	101,250
4 HSBC Bank USA NA	1.305%	4/3/18	130,000	130,000
4 HSBC Bank USA NA	1.284%	4/19/18	63,000	63,000
4 HSBC Bank USA NA	1.235%	5/3/18	273,500	273,500
4 State Street Bank & Trust Co.	1.390%	6/21/17	991,000	991,000
4 Wells Fargo Bank NA	1.395%	6/1/17	500,000	500,000
4 Wells Fargo Bank NA	1.430%	6/21/17	400,000	400,000
4 Wells Fargo Bank NA	1.409%	7/24/17	362,000	362,000
4 Wells Fargo Bank NA	1.153%	9/6/17	270,000	270,000
Wells Fargo Bank NA	1.200%	9/18/17	205,000	205,000
4 Wells Fargo Bank NA	1.119%	10/13/17	472,000	472,000
4 Wells Fargo Bank NA	1.093%	11/9/17	500,000	500,000
4 Wells Fargo Bank NA	1.099%	12/1/17	209,000	209,000
				7,629,265
Eurodollar Certificates of Deposit (1.4%)
Danske Bank A/S	1.200%	7/5/17	250,000	250,000
Danske Bank A/S	1.200%	7/5/17	250,000	250,000
4 National Australia Bank Ltd.	1.383%	11/6/17	890,000	890,000
				1,390,000
Yankee Certificates of Deposit (28.7%)
4 Bank of Montreal (Chicago Branch)	1.383%	6/7/17	1,054,000	1,054,000
4 Bank of Montreal (Chicago Branch)	1.379%	7/18/17	250,000	250,000
4 Bank of Montreal (Chicago Branch)	1.185%	9/1/17	378,000	378,000
4 Bank of Montreal (Chicago Branch)	1.163%	9/6/17	169,000	169,000
4 Bank of Montreal (Chicago Branch)	1.200%	9/20/17	140,000	140,000
4 Bank of Montreal (Chicago Branch)	1.125%	11/3/17	250,000	250,000
4 Bank of Montreal (Chicago Branch)	1.111%	11/17/17	192,000	192,000
Bank of Nova Scotia (Houston Branch)	1.560%	11/6/17	28,000	28,033
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.130%	6/1/17	100,000	100,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.140%	6/1/17	150,000	150,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.140%	6/2/17	749,000	749,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.250%	9/11/17	925,000	925,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.250%	9/25/17	265,000	265,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.280%	10/2/17	715,000	715,000
BNP Paribas SA (New York Branch)	0.930%	6/1/17	978,000	978,000
Canadian Imperial Bank of Commerce (New
York Branch)	1.200%	10/5/17	253,000	253,000
Canadian Imperial Bank of Commerce (New
York Branch)	1.270%	10/20/17	193,000	193,000
4 Canadian Imperial Bank of Commerce (New
York Branch)	1.120%	12/18/17	150,000	150,000
Credit Industriel et Commercial (New York
Branch)	0.910%	6/6/17	1,025,000	1,025,000
Credit Industriel et Commercial (New York
Branch)	0.910%	6/7/17	913,000	913,000
Credit Suisse AG (New York Branch)	1.150%	7/21/17	300,000	300,000
Credit Suisse AG (New York Branch)	1.150%	7/26/17	300,000	300,000
DNB Bank ASA (New York Branch)	0.910%	6/2/17	475,000	475,000
KBC Bank NV (New York Branch)	0.910%	6/1/17	500,000	500,000

KBC Bank NV (New York Branch)	0.920%	6/6/17	424,000	424,000
KBC Bank NV (New York Branch)	0.920%	6/7/17	170,415	170,415
Lloyds Bank plc (New York Branch)	1.220%	9/25/17	345,000	345,000
Lloyds Bank plc (New York Branch)	1.220%	9/26/17	62,750	62,750
Natixis (New York Branch)	0.920%	6/1/17	295,000	295,000
Natixis (New York Branch)	0.920%	6/7/17	1,554,000	1,554,000
Nordea Bank AB (New York Branch)	0.985%	6/22/17	194,000	193,999
Nordea Bank AB (New York Branch)	0.990%	6/30/17	198,250	198,249
Nordea Bank AB (New York Branch)	1.200%	7/24/17	154,000	154,000
Nordea Bank AB (New York Branch)	1.160%	7/26/17	200,000	200,000
4 Royal Bank of Canada (New York Branch)	1.369%	6/12/17	460,000	460,000
4 Royal Bank of Canada (New York Branch)	1.375%	7/3/17	125,000	125,000
4 Royal Bank of Canada (New York Branch)	1.409%	7/24/17	250,000	250,000
4 Royal Bank of Canada (New York Branch)	1.417%	8/23/17	1,000,000	1,000,000
4 Royal Bank of Canada (New York Branch)	1.190%	9/20/17	701,630	701,630
4 Royal Bank of Canada (New York Branch)	1.270%	12/20/17	225,000	225,000
4 Royal Bank of Canada (New York Branch)	1.343%	3/7/18	100,875	100,875
4 Royal Bank of Canada (New York Branch)	1.330%	3/20/18	128,400	128,400
Skandinaviska Enskilda Banken AB (New York
Branch)	0.900%	6/1/17	1,000,000	1,000,000
Skandinaviska Enskilda Banken AB (New York
Branch)	0.900%	6/2/17	500,000	500,000
Skandinaviska Enskilda Banken AB (New York
Branch)	0.900%	6/7/17	430,000	430,000
4 Skandinaviska Enskilda Banken AB (New York
Branch)	1.150%	11/20/17	129,750	129,750
4 Skandinaviska Enskilda Banken AB (New York
Branch)	1.100%	12/22/17	148,500	148,496
4 Skandinaviska Enskilda Banken AB (New York
Branch)	1.107%	12/22/17	148,500	148,496
4 Skandinaviska Enskilda Banken AB (New York
Branch)	1.124%	12/28/17	63,000	62,998
Sumitomo Mitsui Banking Corp. (New York
Branch)	1.100%	6/8/17	45,600	45,600
Sumitomo Mitsui Banking Corp. (New York
Branch)	1.140%	7/7/17	725,500	725,500
Sumitomo Mitsui Banking Corp. (New York
Branch)	1.250%	8/18/17	324,500	324,500
4 Svenska HandelsBanken AB (New York Branch)	1.372%	7/5/17	1,050,000	1,050,000
Svenska HandelsBanken AB (New York Branch)	1.210%	7/26/17	60,000	60,000
4 Svenska HandelsBanken AB (New York Branch)	1.113%	12/8/17	189,000	189,000
4 Svenska HandelsBanken AB (New York Branch)	1.134%	2/20/18	785,000	785,000
4 Toronto Dominion Bank (New York Branch)	1.363%	6/8/17	496,000	496,000
4 Toronto Dominion Bank (New York Branch)	1.480%	7/6/17	495,750	495,750
4 Toronto Dominion Bank (New York Branch)	1.421%	8/17/17	700,000	700,000
4 Toronto Dominion Bank (New York Branch)	1.455%	9/5/17	500,000	500,000
4 Toronto Dominion Bank (New York Branch)	1.435%	11/1/17	807,000	807,000
UBS AG (Stamford Branch)	1.010%	6/9/17	297,000	297,000
UBS AG (Stamford Branch)	1.010%	6/12/17	298,000	298,000
UBS AG (Stamford Branch)	1.010%	6/13/17	155,000	155,000
UBS AG (Stamford Branch)	1.050%	6/19/17	500,000	500,000
4 UBS AG (Stamford Branch)	1.184%	7/10/17	500,000	500,000
UBS AG (Stamford Branch)	1.200%	9/6/17	200,000	200,000
4 Westpac Banking Corp. (New York Branch)	1.533%	6/6/17	200,000	200,000
				27,788,441
Total Certificates of Deposit (Cost $36,807,706)				36,807,706

Other Notes (1.3%)
	Bank of America NA	1.050%	6/1/17	169,500	169,500
	Bank of America NA	1.060%	7/3/17	171,000	171,000
4	Bank of America NA	1.372%	7/5/17	40,000	40,009
4	Bank of America NA	1.153%	7/6/17	166,750	166,750
	Bank of America NA	1.300%	10/2/17	275,000	275,000
4	Bank of America NA	1.173%	10/4/17	162,000	162,000
4	Bank of America NA	1.169%	10/11/17	156,500	156,500
4	Bank of America NA	1.109%	11/14/17	124,000	124,000
Total Other Notes (Cost $1,264,759)					1,264,759
Repurchase Agreements (7.9%)
	Federal Reserve Bank of New York
	(Dated 5/31/17, Repurchase Value
	$7,624,159,000, collateralized by U.S.
	Treasury Note/Bond 1.250%-8.125%,
	2/15/20-5/15/46, with a value of
	$7,624,159,000)	0.750%	6/1/17	7,624,000	7,624,000
Total Repurchase Agreements (Cost $7,624,000)					7,624,000
Taxable Municipal Bonds (1.1%)
6	BlackRock Muni Income Quality Bond Trust
	TOB VRDO	0.950%	6/1/17	5,500	5,500
6,7 BlackRock Municipal Bond Trust TOB VRDO		0.950%	6/1/17	42,730	42,730
6,7 BlackRock Municipal Income Investment
	Quality Trust TOB VRDO	0.950%	6/1/17	30,715	30,715
6,7 BlackRock Municipal Income Trust II TOB
	VRDO	0.950%	6/1/17	105,850	105,850
6,7 BlackRock Municipal Income Trust TOB
	VRDO	0.950%	6/1/17	207,000	207,000
6,7 BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.950%	6/1/17	40,385	40,385
6,7 BlackRock MuniHoldings Fund, Inc. TOB
	VRDO	0.950%	6/1/17	57,550	57,550
6,7 BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.950%	6/1/17	38,905	38,905
6,7 BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.950%	6/1/17	100,000	100,000
6,7 BlackRock MuniVest Fund II, Inc. TOB VRDO		0.950%	6/1/17	89,750	89,750
6,7 BlackRock MuniVest Fund, Inc. TOB VRDO		0.950%	6/1/17	130,340	130,340
6,7 BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.950%	6/1/17	89,100	89,100
6,7 BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.950%	6/1/17	41,065	41,065
6,7 BlackRock Strategic Municipal Trust TOB
	VRDO	0.950%	6/1/17	16,555	16,555
7	Illinois Finance Authority Revenue (Carle
	Foundation) VRDO	0.870%	6/7/17	34,000	34,000
6	Los Angeles CA Department of Water &
	Power Revenue TOB VRDO	0.930%	6/7/17	13,000	13,000
6	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.930%	6/7/17	13,100	13,100
7	New York State Housing Finance Agency
	Housing Revenue VRDO	0.940%	6/7/17	49,900	49,900
6	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.930%	6/7/17	12,400	12,400

University of Texas System Revenue
Financing System Revenue VRDO	0.860%	6/7/17	18,000	18,000
Total Taxable Municipal Bonds (Cost $1,135,845)				1,135,845
Total Investments (102.2%) (Cost $99,153,142)				99,153,142
Other Assets and Liabilities-Net (-2.2%)				(2,176,004)
Net Assets (100%)				96,977,138

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At May
31, 2017, the aggregate value of these securities was $22,768,816,000, representing 23.5% of net assets.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, the aggregate value of these securities was $1,714,753,000, representing 1.8% of net assets.
7 Scheduled principal and interest payments are guaranteed by bank letter of credit.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2017, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Federal Money Market Fund

Schedule of Investments (unaudited)
As of May 31, 2017

				Face	Market
			Maturity	Amount	Value
		Yield1	Date	($000)	($000)
U.S. Government and Agency Obligations (80.8%)
2	Fannie Mae Discount Notes	0.760%–0.790%	6/1/17	200,197	200,197
2	Fannie Mae Discount Notes	0.771%–0.782%	6/7/17	168,391	168,369
2	Fannie Mae Discount Notes	0.872%	7/26/17	996	995
2	Fannie Mae Discount Notes	0.882%	8/2/17	50,000	49,924
3	Federal Home Loan Bank Discount Notes	0.776%	6/1/17	500,000	500,000
3	Federal Home Loan Bank Discount Notes	0.750%–0.797%	6/7/17	975,126	974,999
3	Federal Home Loan Bank Discount Notes	0.797%	6/9/17	350,000	349,938
3	Federal Home Loan Bank Discount Notes	0.750%	6/13/17	354	354
3	Federal Home Loan Bank Discount Notes	0.786%–0.791%	6/14/17	242,650	242,581
3	Federal Home Loan Bank Discount Notes	0.781%–0.802%	6/15/17	691,500	691,289
3	Federal Home Loan Bank Discount Notes	0.841%	6/30/17	60,000	59,959
3	Federal Home Loan Bank Discount Notes	0.826%	7/5/17	152,675	152,556
3	Federal Home Loan Bank Discount Notes	0.842%	7/12/17	81,370	81,292
3	Federal Home Loan Bank Discount Notes	0.855%–0.945%	7/19/17	918,450	917,401
3	Federal Home Loan Bank Discount Notes	0.856%–0.959%	7/21/17	1,280,700	1,279,106
3	Federal Home Loan Bank Discount Notes	0.862%–0.872%	7/26/17	1,900,000	1,897,501
3	Federal Home Loan Bank Discount Notes	0.867%	7/28/17	429,827	429,238
3	Federal Home Loan Bank Discount Notes	0.887%–0.912%	8/2/17	1,339,800	1,337,751
3	Federal Home Loan Bank Discount Notes	0.912%	8/4/17	237,960	237,575
3	Federal Home Loan Bank Discount Notes	0.941%–0.952%	8/9/17	241,176	240,742
3	Federal Home Loan Bank Discount Notes	0.946%	8/11/17	200,000	199,628
3	Federal Home Loan Bank Discount Notes	0.953%	8/23/17	267,000	266,415
3	Federal Home Loan Bank Discount Notes	0.977%	8/25/17	1,000,000	997,698
3	Federal Home Loan Bank Discount Notes	0.983%	9/14/17	350,000	349,000
3	Federal Home Loan Bank Discount Notes	0.983%	9/15/17	200,000	199,423
3	Federal Home Loan Bank Discount Notes	0.983%	9/18/17	100,000	99,703
3	Federal Home Loan Bank Discount Notes	0.983%	9/21/17	250,000	249,238
3,4 Federal Home Loan Banks		1.116%	7/21/17	160,000	160,066
3,4 Federal Home Loan Banks		0.745%	7/27/17	432,400	432,340
3,4 Federal Home Loan Banks		0.951%	8/17/17	1,000,000	1,000,000
3,4 Federal Home Loan Banks		0.968%	8/17/17	200,000	200,000
3,4 Federal Home Loan Banks		0.960%	8/21/17	500,000	500,000
3,4 Federal Home Loan Banks		0.957%	8/23/17	250,000	250,000
3,4 Federal Home Loan Banks		1.093%	10/19/17	250,000	250,000
3,4 Federal Home Loan Banks		0.989%	11/28/17	500,000	500,000
3,4 Federal Home Loan Banks		0.991%	11/28/17	250,000	250,000
3,4 Federal Home Loan Banks		0.991%	11/28/17	250,000	250,000
3,4 Federal Home Loan Banks		1.045%	3/2/18	250,000	250,002
3,4 Federal Home Loan Banks		0.973%	3/7/18	500,000	500,000
3,4 Federal Home Loan Banks		1.037%	3/23/18	500,000	500,000
2,4 Federal Home Loan Mortgage Corp.		1.140%	7/21/17	100,000	99,999
2,4 Federal Home Loan Mortgage Corp.		1.029%	11/13/17	600,000	600,000
2,4 Federal Home Loan Mortgage Corp.		1.057%	1/5/18	285,000	285,000
2,4 Federal Home Loan Mortgage Corp.		1.125%	1/8/18	125,000	125,000
2,4 Federal Home Loan Mortgage Corp.		0.839%	1/11/18	750,000	750,000
2,4 Federal Home Loan Mortgage Corp.		1.126%	1/12/18	25,000	25,000
2,4 Federal Home Loan Mortgage Corp.		1.062%	1/16/18	275,000	275,000
2,4 Federal Home Loan Mortgage Corp.		1.094%	1/29/18	500,000	500,000
2,4 Federal Home Loan Mortgage Corp.		1.018%	2/26/18	500,000	500,000
2,4 Federal Home Loan Mortgage Corp.		0.979%	3/9/18	650,000	650,000

2,4 Federal Home Loan Mortgage Corp.		1.008%	7/6/18	750,000	750,000
2,4 Federal National Mortgage Assn.		1.002%	8/16/17	300,000	299,987
2,4 Federal National Mortgage Assn.		1.003%	9/8/17	360,000	359,978
2,4 Federal National Mortgage Assn.		1.002%	10/5/17	331,890	331,880
2,4 Federal National Mortgage Assn.		1.102%	3/21/18	400,000	400,231
2	Freddie Mac Discount Notes	0.781%	6/15/17	6,000	5,998
2	Freddie Mac Discount Notes	0.845%–0.847%	7/17/17	78,226	78,142
2	Freddie Mac Discount Notes	0.921%	8/15/17	100,000	99,809
2	Freddie Mac Discount Notes	0.984%	10/3/17	750,000	747,468
2	Freddie Mac Discount Notes	0.984%	10/4/17	600,000	597,958
	United States Treasury Bill	0.617%–0.757%	6/8/17	3,347,000	3,346,540
	United States Treasury Bill	0.782%	6/15/17	3,450,000	3,448,954
	United States Treasury Bill	0.647%	6/22/17	1,300,000	1,299,511
	United States Treasury Bill	0.662%	6/29/17	1,500,000	1,499,230
	United States Treasury Bill	0.632%	7/6/17	1,600,000	1,599,020
	United States Treasury Bill	0.827%	7/13/17	1,167,000	1,165,877
	United States Treasury Bill	0.822%	7/20/17	276,000	275,692
	United States Treasury Bill	0.622%	8/10/17	1,500,000	1,498,192
	United States Treasury Bill	0.647%	8/17/17	1,700,000	1,697,655
	United States Treasury Bill	0.672%–0.922%	8/24/17	5,000,000	4,990,142
	United States Treasury Bill	0.823%–0.962%	8/31/17	4,600,000	4,589,208
	United States Treasury Bill	0.894%	9/21/17	1,000,000	997,231
	United States Treasury Bill	0.909%	9/28/17	1,000,000	997,008
	United States Treasury Bill	0.914%	10/5/17	243,900	243,123
	United States Treasury Bill	0.955%	10/12/17	2,500,000	2,491,226
	United States Treasury Bill	0.975%	11/2/17	2,000,000	1,991,701
	United States Treasury Bill	1.020%	11/9/17	1,500,000	1,493,191
	United States Treasury Bill	1.025%	11/16/17	1,500,000	1,492,860
4	United States Treasury Floating Rate Note	1.132%	10/31/18	600,000	600,008
Total U.S. Government and Agency Obligations (Cost $60,413,099)					60,413,099
Repurchase Agreements (23.7%)
	Bank of Montreal
	(Dated 5/31/17, Repurchase Value
	$350,008,000, collateralized by Treasury
	Inflation Indexed Note/Bond 0.125%-
	0.750%, 4/15/20-2/15/45, and U.S.
	Treasury Note/Bond 1.875%-4.250%,
	11/15/17-2/15/45, with a value of
	$357,000,000)	0.800%	6/1/17	350,000	350,000
	Bank of Montreal
	(Dated 5/1/17, Repurchase Value
	$500,688,000, collateralized by Treasury
	Inflation Indexed Note/Bond 0.250%-
	2.000%, 1/15/25-2/15/47, and U.S.
	Treasury Note/Bond 1.125%-2.875%,
	6/30/17-11/15/46, with a value of
	$510,000,000)	0.840%	6/29/17	500,000	500,000
	Bank of Montreal
	(Dated 5/1/17, Repurchase Value
	$500,700,000, collateralized by Treasury
	Inflation Indexed Note/Bond 0.625%-
	1.125%, 1/15/21-7/15/21, and U.S.
	Treasury Note/Bond 1.130%-3.750%,
	10/31/17-11/15/46, with a value of
	$510,000,000)	0.840%	6/30/17	500,000	500,000

Bank of Nova Scotia
(Dated 5/31/17, Repurchase Value
$1,150,026,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%-
1.375%, 4/15/18-2/15/44, and U.S.
Treasury Note/Bond 0.625%-3.625%,
7/31/17-2/15/46, with a value of
$1,173,000,000)	0.800%	6/1/17	1,150,000	1,150,000
Credit Agricole Corporate & Investment Bank
NY Branch
(Dated 5/25/17, Repurchase Value
$500,077,000, collateralized by U.S.
Treasury Note/Bond 1.375%-2.250%,
7/31/13-2/15/27, with a value of
$510,000,000)	0.790%	6/1/17	500,000	500,000
Credit Agricole Corporate & Investment Bank
NY Branch
(Dated 5/31/17, Repurchase Value
$2,000,044,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%-
3.875%, 7/15/17-2/15/47, U.S. Treasury Bill
0.000%, 6/8/17-4/26/18, and U.S. Treasury
Note/Bond 0.500%-9.125%, 6/30/17-
2/15/47, with a value of $2,040,000,000)	0.800%	6/1/17	2,000,000	2,000,000
Credit Agricole Corporate & Investment Bank
NY Branch
(Dated 5/26/17, Repurchase Value
$500,077,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.750%,
2/15/45, and U.S. Treasury Note/Bond
0.625%-2.750%, 7/31/17-5/15/27, with a
value of $510,000,000)	0.790%	6/2/17	500,000	500,000
Credit Agricole Corporate & Investment Bank
NY Branch
(Dated 5/30/17, Repurchase Value
$500,076,000, collateralized by U.S.
Treasury Note/Bond 1.125%-2.250%,
3/31/19-2/15/27, with a value of
$510,000,000)	0.780%	6/6/17	500,000	500,000
Credit Agricole Corporate & Investment Bank
NY Branch
(Dated 5/31/17, Repurchase Value
$500,077,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.750%,
2/15/45, and U.S. Treasury Note/Bond
1.125%-4.375%, 4/30/19-5/15/41, with a
value of $510,000,000)	0.790%	6/7/17	500,000	500,000
Federal Reserve Bank of New York
(Dated 5/31/17, Repurchase Value
$6,805,142,000, collateralized by U.S.
Treasury Note/Bond 1.750%-4.500%,
2/15/20-2/15/43, with a value of
$6,805,142,000)	0.750%	6/1/17	6,805,000	6,805,000

JPMorgan Securities LLC
(Dated 5/31/17, Repurchase Value
$50,001,000, collateralized by U.S.
Treasury Note/Bond 1.625%, 11/15/22, with
a value of $51,003,000)	0.820%	6/1/17	50,000	50,000
JPMorgan Securities LLC
(Dated 5/31/17, Repurchase Value
$500,011,000, collateralized by U.S.
Treasury Bill 0.125%-0.625%, 4/15/21-
1/15/26, with a value of $510,002,000)	0.820%	6/1/17	500,000	500,000
Merrill Lynch Pierce Fenner & Smith Inc.
(Dated 5/31/17, Repurchase Value
$175,004,000, collateralized by U.S.
Treasury Note/Bond 1.875%-2.000%,
2/28/22-11/30/22, with a value of
$178,500,000)	0.800%	6/1/17	175,000	175,000
Mizuho Securities (USA) Inc.
(Dated 5/31/17, Repurchase Value
$500,011,000, collateralized by U.S.
Treasury Bill 0.000%, 3/29/18-5/24/18, and
U.S. Treasury Note/Bond 0.750%-2.750%,
8/15/19-8/15/42, with a value of
$510,000,000)	0.820%	6/1/17	500,000	500,000
RBC Capital Markets LLC
(Dated 5/1/17, Repurchase Value
$1,001,400,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%-
2.375%, 1/15/19-2/15/47, U.S. Treasury Bill
0.000%, 6/8/17-10/19/17, and U.S.
Treasury Note/Bond 0.625%-8.125%,
6/30/17-2/15/47, with a value of
$1,020,000,000)	0.840%	6/30/17	1,000,000	1,000,000
RBC Capital Markets LLC
(Dated 5/4/17, Repurchase Value
$1,001,433,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%-
3.875%, 7/15/24-4/15/32, U.S. Treasury Bill
0.000%, 7/20/17, and U.S. Treasury
Note/Bond 0.625%-7.875%, 6/30/17-
5/15/47, with a value of $1,020,000,000)	0.860%	7/3/17	1,000,000	1,000,000
TD Securities (USA) LLC
(Dated 5/25/17, Repurchase Value
$400,062,000, collateralized by U.S.
Treasury Bill 0.000%, 9/28/17-1/4/18, and
U.S. Treasury Note/Bond 0.625%-8.875%,
6/30/17-2/15/42, with a value of
$408,000,000)	0.800%	6/1/17	400,000	400,000
TD Securities (USA) LLC
(Dated 5/30/17, Repurchase Value
$400,063,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%,
4/15/19, U.S. Treasury Bill 0.000%, 6/8/17-
11/9/17, and U.S. Treasury Note/Bond
0.750%-6.250%, 9/15/17-5/15/30, with a
value of $408,000,000)	0.810%	6/6/17	400,000	400,000

TD Securities (USA) LLC
(Dated 5/31/17, Repurchase Value
$100,016,000, collateralized by U.S.
Treasury Note/Bond 1.000%-3.125%,
9/15/18-2/15/43, with a value of
$102,000,000)	0.800%	6/7/17	100,000	100,000
TD Securities (USA) LLC
(Dated 5/31/17, Repurchase Value
$275,043,000, collateralized by U.S.
Treasury Note/Bond 1.500%-4.250%,
11/15/17-2/15/45, with a value of
$280,500,000)	0.810%	6/7/17	275,000	275,000
Total Repurchase Agreements (Cost $17,705,000)				17,705,000
Total Investments (104.5%) (Cost $78,118,099)				78,118,099
Other Assets and Liabilities-Net (-4.5%)				(3,344,762)
Net Assets (100%)				74,773,337

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Federal Money Market Fund

At May 31, 2017, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	July 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date:	July 18, 2017
VANGUARD MONEY MARKET RESERVES
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date:	July 18, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.